Shearman& Sterling LLP

December 28 2018

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Miller/Howard High Income Equity Fund (the “Fund”) File Nos.: 333-220004 and 811-22553
Post-Effective Amendment No. 3 to the Registration Statement on Form N-2

Request for Selective Review

Dear Sir or Madam:

We have filed the above referenced post-effective amendment (the “Amendment”) under the Securities Act of 1933.  On behalf of the Fund, we request selective review of the Amendment under the Securities Act Release No. 6510.

We represent that the changes made are all ordinary course updates, except that we are updating:

•	the cover page to add disclosure regarding the Fund’s intent to rely on Rule 30e-3 under the Investment Company Act of 1940, as amended;
•	information pertaining to the Fund’s share price and shares outstanding as of December 27, 2018;
•	the “Summary of Fund Expenses” and expense example of the Prospectus;
•	the “Financial Highlights” of the Prospectus;
•	the “Trading and Net Asset Value Information” section of the Prospectus;
•	the “Effects of Leverage” section of the Prospectus;
•	information pertaining to Investment Adviser and its assets under management;
•	disclosure pertaining to principal shareholders in the Statement of Additional Information;
•	the information under “Compensation of Trustees” in the Statement of Additional Information;
•	disclosure under “Trustees and Officers” of the Fund in the Statement of Additional Information;
•	disclosure under “The Investment Adviser,” “Advisory Agreement” and “Portfolio Managers in the Statement of Additional Information; and
•	updating information pertaining to brokerage commissions and investment advisory fees paid by the Fund in the Statement of Additional Information.

If you have any questions concerning the foregoing, please contact Thomas Majewski, counsel to the Trust, at (212) 848‑7182.

Sincerely,

/s/ Thomas M. Majewski
Thomas M. Majewski